Fees and Expenses - BOYAR VALUE FUND INC	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you are acquiring Class A shares of the Fund, you may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary; in the Fund’s prospectus below, under the “Reduced Sales Load” section on page 16 of the prospectus and in the Fund’s Statement of Additional Information, under the “Additional Purchase and Redemption Information” section on page 20 of the Statement of Additional Information.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” for the Class I shares are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	1.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(a)	1.04%	1.04%
Total Annual Fund Operating Expenses	1.79%	1.54%
Fee Waiver and Expense Reimbursement(b)	(0.04)%	None
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(b)	1.75%	1.54%

(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

(a)	“Other Expenses” for the Class I shares are based on estimated amounts for the current fiscal year.

(b)	Boyar Asset Management, Inc. (the “Adviser”) and Northern Lights Distributors, LLC (the “Distributor”) have agreed to waive a portion of their advisory and distribution fees, and reimburse certain expenses of the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Underlying or Acquired Fund Fees and Expenses) to 1.75% of the average daily net assets for each of Class A and Class I shares (the “expense limitation”). The Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years after the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Fund’s expense ratio is less than the expense limitation. The Adviser and the Distributor have agreed to maintain this expense limitation through at least May 1, 2027.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$769	$1,031	$1,418	$2,497
Class I	$157	$486	$839	$1,834

Expense Example, No Redemption, By Year, Caption [Text]	IF YOU HELD YOUR SHARES
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,031	$1,418	$2,497
Class I	$157	$486	$839	$1,834

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of the portfolio.

Portfolio Turnover, Rate	1.00%
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	If you are acquiring Class A shares of the Fund, you may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000